Prepaid Land Lease Payments (Tables)	12 Months Ended
Dec. 31, 2017
Licensing Agreements [Member]
Finite-Lived Intangible Assets [Line Items]
Schedule of Finite-Lived Intangible Assets [Table Text Block]
	December 31,
	2017	2016
Prepaid land lease payments	$11,098	$10,400
Less: accumulated amortization	2,070	1,703
Net carrying value	$9,028	$8,697